Condensed Financial Information of Parent Company - Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 48,497	$ 7,432	¥ 256,763	¥ 778,006
Prepaid expenses and other current assets	141,894	21,746	117,148
Loan receivables	222,895	34,160	191,230
Total current assets	942,992	144,519	927,992
TOTAL ASSETS	4,617,594	707,676	4,707,055
Current liabilities
Accrued expenses and other current liabilities	784,894	120,290	983,715
Promissory note, current portion	163,125	25,000	87,023
Total current liabilities	3,144,353	481,893	3,308,361
Non-current liabilities
Promissory note, non-current portion			87,022
Derivative liabilities			172,235
TOTAL LIABILITIES	4,198,471	643,444	4,446,997
SHAREHOLDERS' EQUITY
Ordinary shares (par value of USD0.00005 per share; 1,000,000,000 and 1,000,000,000 shares authorized, 188,627,228 and 188,653,468 shares issued and 174,025,810 and 174,453,992 shares outstanding as of December 31, 2019 and 2020, respectively)	62	9	62
Additional paid-in capital	2,396,406	367,265	2,175,652
Statutory reserve	11,444	1,754	7,979
Accumulated other comprehensive income	43,711	6,699	68,707
Accumulated deficit	(2,026,891)	(310,635)	(1,991,220)
Total Puxin Limited shareholders' equity	424,732	65,092	261,180
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS' EQUITY	4,617,594	707,676	4,707,055
Parent Company
Current assets
Cash and cash equivalents			3,103
Amounts due from subsidiaries and VIEs	1,061,832	162,733	1,099,759
Prepaid expenses and other current assets	47,200	7,234	11,448
Loan receivables	207,225	31,759	191,230
Total current assets	1,316,257	201,726	1,305,540
TOTAL ASSETS	1,316,257	201,726	1,305,540
Current liabilities
Accrued expenses and other current liabilities	6,804	1,044	7,258
Promissory note, current portion	163,125	25,000	87,023
Loan payable to a third party	65,250	10,000
Total current liabilities	235,179	36,044	94,281
Non-current liabilities
Promissory note, non-current portion			87,022
Derivative liabilities			172,235
Investments deficit in subsidiaries and VIEs	656,346	100,590	690,822
TOTAL LIABILITIES	891,525	136,634	1,044,360
SHAREHOLDERS' EQUITY
Ordinary shares (par value of USD0.00005 per share; 1,000,000,000 and 1,000,000,000 shares authorized, 188,627,228 and 188,653,468 shares issued and 174,025,810 and 174,453,992 shares outstanding as of December 31, 2019 and 2020, respectively)	62	9	62
Additional paid-in capital	2,396,406	367,265	2,175,652
Statutory reserve	11,444	1,754	7,979
Accumulated other comprehensive income	43,711	6,699	68,707
Accumulated deficit	(2,026,891)	(310,635)	(1,991,220)
Total Puxin Limited shareholders' equity	424,732	65,092	261,180
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS' EQUITY	¥ 1,316,257	$ 201,726	¥ 1,305,540